Basis of Preparation and Accounting (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of Preparation and Accounting [Abstract]
Current liabilities		$ 139,155
Non-current borrowing	$ 115,000
Net working capital surplus	$ 51,670
Working capital deficit		$ 70,931